Corporate transactions - TMB Asset Management (Details) - GBP (£) £ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value of acquired assets, assumed liabilities and resulting goodwill
Non-Controlling interests		£ 18	£ 18	£ 7
Goodwill arising on acquisition		1,857	1,857	£ 1,482	£ 1,628
TMB Asset Management Co. Ltd.
Acquisition
Percentage of interest acquired	65.00%
Period after which call option for purchase of remaining interest is exercisable by the Group	3 years
Period after which put option for purchase of remaining interest is exercisable by TMB Bank	4 years
Remaining percentage of interest under option	35.00%
Impact on equity from put option recognised as a financial liability	£ 106		109
Fair value of acquired assets, assumed liabilities and resulting goodwill
Intangible assets		5	5
Other assets		26	26
Cash and cash equivalents		2	2
Total assets		33	33
Other liabilities		(10)	(10)
Non-Controlling interests		(7)	(7)
Net assets acquired and liabilities assumed		16	16
Goodwill arising on acquisition		181	181
Purchase consideration		197	197
Retranslation of goodwill		186	£ 186
Impact of acquisition on the results of the Group
Revenue - Actual, Post-acquisition period		18
Adjusted IFRS operating profit based on longer-term investment returns / Profit before tax - Actual, Post-acquisition period		£ 5